LOANS, Activity of Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Activity of Loans [Abstract]
Beginning balance	[1]	$ 45,719,826
Proceeds from loans		0		$ 1,431,939	$ 28,946,182
Acquisition of notes result		(399,356)		0	0
Payment of redemption of loans		(999,811)		0	0
Ending balance	[1]	43,869,424	[2]	45,719,826
Amount cancelled through offsetting of principal payments maintained with creditor		190,969		203,173
Amount cancelled through offsetting of interest paid maintained with creditor		280,934		195,168
Leases Liabilities [Member]
Activity of Loans [Abstract]
Beginning balance		3,236,657		3,466,896
Inflation adjustment restatement		(1,275,154)		(1,676,718)
Accrued interest		242,337		265,398
Effect of foreign exchange rate change		1,149,736		1,604,703
VAT unpaid installments		11,009		21,766
Proceeds from loans		0		0
Acquisition of notes result		0		0
Payment of loans	[3]	(190,969)		(228,701)
Payment of redemption of loans		0		0
Interest paid	[4]	(280,934)		(216,687)
Ending balance		2,892,682		3,236,657	3,466,896
Other Payables [Member]
Activity of Loans [Abstract]
Beginning balance		42,483,169		39,669,167
Inflation adjustment restatement		(12,526,927)		(17,640,765)
Accrued interest		2,765,737		2,806,717
Effect of foreign exchange rate change		13,755,162		18,971,692
VAT unpaid installments		0		0
Proceeds from loans		0		1,431,939
Acquisition of notes result		(399,356)		0
Payment of loans	[3]	(1,354,111)		0
Payment of redemption of loans		(999,811)		0
Interest paid	[4]	(2,747,121)		(2,755,581)
Ending balance		$ 40,976,742		$ 42,483,169	$ 39,669,167

[1]	Net of issuance expenses of Ps. 75,262 and Ps. 133,200 as of December 31, 2020 and 2019, respectively.
[2]	As of December 31, 2020, it is net of Notes repurchase of Ps 1,479,694.
[3]	For the years ended on December 31, 2020 and 2019, Ps. 190,969 and Ps. 203,173 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energia).
[4]	For the years ended on December 31, 2020 and 2019, Ps. 280,934 and Ps. 195,168, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energia).